TERM DEBT	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Term Debt [Abstract]
TERM DEBT [text block]

8. TERM DEBT

(Cdn$ thousands)	December 31, 2022	December 31, 2021
2020 Senior Notes - outstanding principal	120,648	120,648
Principal repayment, net of outstanding PIK interest [1]	(42,414)	23,374
Foreign exchange revaluation [2]	698	(9,275)
Total carrying value of long-term debt	78,932	134,747

1 The Company repaid $78.6 million of principal on its 2020 Senior Notes. The repayment is netted with the accumulated PIK interest of $32.1 million. Total accrued unpaid PIK as at December 31, 2022 is $4.1 million.

2  The term debt is issued in US dollars and is revalued to Canadian dollars at each reporting period, using the period end foreign exchange rate.

Term debt consists of the 2020 Senior Notes, which have a maturity date of July 10, 2024.  The notes bear interest at 12% per annum and provide the option of paying interest as cash or as paid-in-kind (“PIK”). PIK interest is added to the principal balance and is due on maturity.

If a change of control or a specified asset disposition occurs, each holder of the 2020 Senior Notes has the right to require Hammerhead to purchase all or any part of the holder’s 2020 Senior Notes for cash, at a price equal to 101% of the principal amount repurchased plus accrued and unpaid interest (“the Put Option”). While the Put Option met the definition of an embedded derivative, it is considered to be closely related to the underlying value of the term debt.

As at December 31, 2022, the Company was in compliance with all covenants related to term debt. There are no maintenance financial covenants related to the 2020 Senior Notes; however, there are standard business operating covenants, as well as covenants that may limit Hammerhead’s ability to incur additional debt.

2022 Debt Repayment

On September 26, 2022, the Company repaid, at par value, US$59.3 million of principal and accrued interest on its 2020 Senior Notes, reducing the aggregate principal balance outstanding down to US$56.5 million. The debt repayment was accounted for in accordance with IFRS 9 Financial Instruments, with the transaction costs of $0.2 million related to the settlement recognized as part of the loss on debt repayment.

The following table summarizes the calculation of the loss on repayment of the 2020 Senior Notes:

(Cdn$ thousands)
Net carrying amount of 2020 Senior Notes, prior to repayment	78,621
Less principal repaid	(78,621)
Transaction costs incurred	(218)
Loss on debt	(218)

On settlement of US$57.9 million of principal, $5.2 million of the accumulated unrealized loss recognized was reclassed to realized foreign exchange loss on the statement of profit (loss). The realized foreign exchange loss on debt was offset with a $3.2 million realized foreign exchange gain from the settlement of a foreign currency hedge.

2020 Debt Redemption

On July 10, 2017, the Company issued US$160.0 million unsecured senior notes due July 10, 2022 through a private placement  (the "2017 Senior Notes"). Proceeds net of fees, discounts and costs totaled US$148.0 million. The 2017 Senior Notes were  carried at amortized cost, net of discounts and debt issue costs of US$12.0 million and C$0.3 million. The 2017 Senior Notes bore interest at 9% per annum, payable semi-annually in arrears on July 15 and January 15.

On June 19, 2020, the Company amended its existing senior note agreement whereby the holders of the 2017 Senior Notes  approved an initial debt redemption of US$48.0 million, reducing the aggregate principal balance owing from US$160.0 million to US$112.0 million (the "2020 Senior Notes"). The maturity date of the 2020 Senior Notes was extended to July 10, 2024 and bears interest at 12% per annum. Under the amended agreement, the Company has the option of paying interest as cash or as paid-in-kind ("PIK"). PIK interest is added to the principal payable balance of the 2020 Senior Notes and is due on maturity. Under the 2020 Senior Notes agreement, the Company was granted an additional debt redemption of US$24.0 million, subject to the receipt of an additional equity draw on the June 2020 Investment Agreement on or before September 30, 2020. On September 29, 2020, the Company received an additional equity investment of $25.0 million and subsequently redeemed US$24.0 million related to the 2020 Senior Notes principal balance on October 10, 2020 for a total cost of US$1.0 dollar.

The June 19, 2020 debt redemption of US$48.0 million related to the 2017 Senior Notes was treated as a debt extinguishment in accordance with IFRS 9 Financial Instruments, as the debt redemption resulted in substantially different terms and cash flows.

For the year ended December 31, 2020, the Company recognized a gain on debt redemption of $88.2 million.